Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 41,765	$ 95,250
Accounts receivable, net of allowances of $150 in 2020 and $280 in 2019	9,331	6,906
Inventories	85,856	76,731
Other current assets	26,451	16,115
Total current assets	163,403	195,002
Property, plant, and equipment, net	15,524	13,816
Deferred income taxes	610	5,062
Right of use assets	17,918	12,130
Deferred financing costs, net	641	890
Goodwill	159,621	154,282
Other intangible assets, net	79,422	33,469
Master Settlement Agreement (MSA) escrow deposits	32,074	32,074
Other assets	26,836	10,673
Total assets	496,049	457,398
Current liabilities:
Accounts payable	9,201	14,126
Accrued liabilities	35,225	26,520
Current portion of long-term debt	12,000	15,240
Other current liabilities	203	0
Total current liabilities	56,629	55,886
Notes payable and long-term debt	302,112	299,840
Deferred income taxes	0	0
Lease liabilities	16,117	11,067
Other long-term liabilities	3,704	2,523
Total liabilities	378,562	369,316
Commitments and contingencies
Stockholders' equity:
Preferred stock; $0.01 par value; authorized shares 40,000,000; issued and outstanding shares -0-	0	0
Additional paid-in capital	102,423	100,530
Cost of repurchased common stock (398,670 shares at December 31, 2020 and 0 shares at December 31, 2019)	(10,191)	0
Accumulated other comprehensive loss	(2,635)	(3,773)
Accumulated earnings (deficit)	23,645	(8,872)
Non-controlling interest	4,050	0
Total stockholders' equity	117,487	88,082
Total liabilities and stockholders' equity	496,049	457,398
Common Stock, Voting [Member]
Stockholders' equity:
Common stock	195	197
Common Stock, Non-Voting [Member]
Stockholders' equity:
Common stock	$ 0	$ 0